Stock options	6 Months Ended
Feb. 28, 2023
Stock Options
Stock options

19. Stock options

On October 6, 2021, the Company adopted an amended and restated equity incentive plan (“Omnibus Plan”), which amends and restates the equity incentive plan which was previously established as of July 15, 2020. Under the amendments, there were no changes in the terms of previously issued awards. Under the Omnibus Plan, the total number of common shares reserved and available for grant and issuance pursuant to stock options shall not exceed 10% of the then issued and outstanding shares.

Options may be exercisable over periods of up to 10 years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The following table reflects the continuity of stock options for the six months ended February 28, 2023, and 2022:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	28,750	5.42	2.44
Forefitures	(1,564)	71.84	1.43
Balance, February 28, 2022	720,124	11.26	6.89	4.08

Balance, August 31, 2022	1,143,182	1.49	2.45	5.64
Granted	637,176	0.65	0.43
Cancelled	(229,600)	0.65	7.35
Forefitures	(41,100)	6.35	3.59
Balance, February 28, 2023	1,512,787	1.13	0.83	5.33

Exercisable as of February 28 2023	1,089,319	1.14	0.78	5.30

On December 2, 2022, the Company completed an option repricing in which 266,160 options were exchanged or 36,561 with an exercise price of $.65, the exchanged options were at various exercise prices above $.65.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The following tables reflect the stock options issued and outstanding as of February 28, 2023:

Expiry date	Outstanding options	Weighted average exercise price USD	Weighted average remaining contractual term (Years)

April 1, 2023	1,800	0.65	0.09
August 25, 2025	340	76.43	2.49
February 10, 2026	1,338	76.43	2.95
May 23, 2026	9	76.43	3.23
June 24, 2026	15,009	0.65	3.32
July 2, 2026	4,502	0.65	3.34
August 20, 2026	1,000	0.65	3.48
March 3, 2027	1,003	76.43	4.01
November 3, 2027	133	76.43	4.68
November 7, 2029	13,250	0.65	6.70
June 14, 2031	10,683	11.69	8.30
November 23, 2031	10,000	9.82	8.74
January 31, 2027	1,500	0.65	3.93
April 12, 2027	100,000	1.80	4.12
August 10, 2027	100,000	0.90	4.45
September 30, 2027	68,500	0.60	4.59
October 31, 2027	96,176	0.65	4.67
December 2, 2027	472,500	0.65	4.76
May 26, 2029	615,044	0.95	6.24

	1,512,787	1.13	5.33

Of the 1,512,787 options outstanding as of February 28, 2023 (August 31, 2022 – 1,143,182), 1,089,319 are exercisable as of February 28, 2023 (August 31, 2022 – 555,934). During the six months ended February 28, 2023, share-based compensation expense for the Company’s stock options was $1,868,377 (February 28, 2022 – $1,704,023).